Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment.
Schedule of property and equipment

	Office and
	telecommunication	Right‑of‑use	Leasehold
	equipment	properties	improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2023
Opening net book amount	41,855	89,574	19,972	151,401
Additions	2,987	21,612	2,994	27,593
Disposals, net	(877)	(17,718)	(696)	(19,291)
Depreciation charge	(18,761)	(45,082)	(11,065)	(74,908)
Exchange difference	42	186	53	281
Closing net book amount	25,246	48,572	11,258	85,076

As at December 31, 2023
Cost	111,470	303,092	118,384	532,946
Accumulated depreciation	(83,610)	(255,879)	(106,441)	(445,930)
Exchange difference	(2,614)	1,359	(685)	(1,940)
Net book amount	25,246	48,572	11,258	85,076

Year ended December 31, 2024
Opening net book amount	25,246	48,572	11,258	85,076
Additions	2,146	58,238	3,967	64,351
Disposals, net	(1,438)	(43,879)	—	(45,317)
Depreciation charge	(9,542)	(33,483)	(9,876)	(52,901)
Disposal of subsidiaries (Note 12)	(1,623)	(5,777)	—	(7,400)
Exchange difference	9	35	42	86
Closing net book amount	14,798	23,706	5,391	43,895

As at December 31, 2024
Cost	90,947	256,740	122,350	470,037
Accumulated depreciation	(73,544)	(234,428)	(116,316)	(424,288)
Exchange difference	(2,605)	1,394	(643)	(1,854)
Net book amount	14,798	23,706	5,391	43,895

Schedule of approximate depreciation charge

Depreciation of	Year ended December 31,
property and equipment	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
Cost of revenue	2,743	5,567	4,030
Research and development expenses	11,098	7,023	3,222
Selling and marketing expenses	4,809	2,676	1,055
General and administrative expenses	87,468	53,463	43,582
	106,118	68,729	51,889
Discontinued operations	13,191	6,179	1,012
	119,309	74,908	52,901